GENERAL (Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2010	Sep. 17, 2014	Dec. 31, 2014	Dec. 31, 2013
Video Activity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of discontinued operations	$ 8,000
Assets:
Other accounts receivable				675
Total assets				675
Liabilities:
Other accounts payable and accrued expenses			2,153	2,135
Total liabilities			2,153	2,135
Residential Condominium Units [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of residential condominium units sold		11
Cash received from sale of discontinued operations		$ 6,411